Total revenues and other income - Disaggregation of revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Total revenues and other income
Recognition of non-refundable upfront payments and license fees	€ 411,417	€ 812,058		€ 196,486
Milestones achieved	46,261	2,878		73,394
Reimbursement income	4,073	19,900		8,722
Other revenues	70	66		63
Commercial revenues	16,232	0		0
Total revenues	€ 478,053	€ 834,901	[1]	€ 278,666	[1]

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.